Cover	Jun. 06, 2023
Cover [Abstract]
Entity Registrant Name	Flora Growth Corp.
Entity Central Index Key	0001790169
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Jun. 06, 2023
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	001-40397
Entity Address Address Line 1	3406 SW 26th Terrace
Entity Address Address Line 2	Suite C-1
Entity Address City Or Town	Fort Lauderdale
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33132
City Area Code	954
Local Phone Number	842-4989
Security 12b Title	Common Shares, no par value
Trading Symbol	FLGC
Security Exchange Name	NASDAQ